Exhibit 99
Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	January 2014
Payment Date	2/18/2014
Transaction Month	9
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,353,141,752.88	60,549	55.6 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$292,200,000.00	0.21000%	May 15, 2014
Class A-2 Notes	$434,800,000.00	0.380%	February 15, 2016
Class A-3 Notes	$406,400,000.00	0.570%	October 15, 2017
Class A-4 Notes	$116,330,000.00	0.760%	August 15, 2018
Class B Notes	$39,460,000.00	1.110%	October 15, 2018
Class C Notes	$26,310,000.00	1.320%	January 15, 2019
Class D Notes	$26,310,000.00	1.820%	November 15, 2019
Total	$1,341,810,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,584,429.96

Principal:
Principal Collections	$21,546,376.36
Prepayments in Full	$13,827,190.70
Liquidation Proceeds	$438,351.82
Recoveries	$5,822.39
Sub Total	$35,817,741.27
Collections	$39,402,171.23

Purchase Amounts:
Purchase Amounts Related to Principal	$43,239.25
Purchase Amounts Related to Interest	$166.90
Sub Total	$43,406.15

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$39,445,577.38

Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	January 2014
Payment Date	2/18/2014
Transaction Month	9
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$39,445,577.38
Servicing Fee	$793,655.73	$793,655.73	$0.00	$0.00	$38,651,921.65
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$38,651,921.65
Interest - Class A-2 Notes	$96,830.95	$96,830.95	$0.00	$0.00	$38,555,090.70
Interest - Class A-3 Notes	$193,040.00	$193,040.00	$0.00	$0.00	$38,362,050.70
Interest - Class A-4 Notes	$73,675.67	$73,675.67	$0.00	$0.00	$38,288,375.03
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$38,288,375.03
Interest - Class B Notes	$36,500.50	$36,500.50	$0.00	$0.00	$38,251,874.53
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$38,251,874.53
Interest - Class C Notes	$28,941.00	$28,941.00	$0.00	$0.00	$38,222,933.53
Third Priority Principal Payment	$4,298,047.20	$4,298,047.20	$0.00	$0.00	$33,924,886.33
Interest - Class D Notes	$39,903.50	$39,903.50	$0.00	$0.00	$33,884,982.83
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$33,884,982.83
Regular Principal Payment	$33,287,546.12	$33,287,546.12	$0.00	$0.00	$597,436.71
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$597,436.71
Residuel Released to Depositor	$0.00	$597,436.71	$0.00	$0.00	$0.00
Total		$39,445,577.38

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$4,298,047.20
Regular Principal Payment					$33,287,546.12
Total					$37,585,593.32
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$37,585,593.32	$86.44	$96,830.95	$0.22	$37,682,424.27	$86.66
Class A-3 Notes	$0.00	$0.00	$193,040.00	$0.48	$193,040.00	$0.48
Class A-4 Notes	$0.00	$0.00	$73,675.67	$0.63	$73,675.67	$0.63
Class B Notes	$0.00	$0.00	$36,500.50	$0.93	$36,500.50	$0.93
Class C Notes	$0.00	$0.00	$28,941.00	$1.10	$28,941.00	$1.10
Class D Notes	$0.00	$0.00	$39,903.50	$1.52	$39,903.50	$1.52
Total	$37,585,593.32	$28.01	$468,891.62	$0.35	$38,054,484.94	$28.36

Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	January 2014
Payment Date	2/18/2014
Transaction Month	9

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$305,781,953.16	0.7032704	$268,196,359.84	0.6168270
Class A-3 Notes	$406,400,000.00	1.0000000	$406,400,000.00	1.0000000
Class A-4 Notes	$116,330,000.00	1.0000000	$116,330,000.00	1.0000000
Class B Notes	$39,460,000.00	1.0000000	$39,460,000.00	1.0000000
Class C Notes	$26,310,000.00	1.0000000	$26,310,000.00	1.0000000
Class D Notes	$26,310,000.00	1.0000000	$26,310,000.00	1.0000000
Total	$920,591,953.16	0.6860822	$883,006,359.84	0.6580711

Pool Information
Weighted Average APR	4.323%	4.315%
Weighted Average Remaining Term	48.73	47.90
Number of Receivables Outstanding	46,456	45,214
Pool Balance	$952,386,872.13	$916,216,991.68
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$924,995,678.28	$889,983,905.96
Pool Factor	0.7038338	0.6771035

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$6,765,708.76
Targeted Credit Enhancement Amount	$13,743,254.88
Yield Supplement Overcollateralization Amount	$26,233,085.72
Targeted Overcollateralization Amount	$33,210,631.84
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$33,210,631.84

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$6,765,708.76
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$6,765,708.76
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$6,765,708.76

Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	January 2014
Payment Date	2/18/2014
Transaction Month	9

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		178	$314,703.61
(Recoveries)		16	$5,822.39
Net Losses for Current Collection Period			$308,881.22
Cumulative Net Losses Last Collection Period			$1,399,123.99
Cumulative Net Losses for all Collection Periods			$1,708,005.21

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.39%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.16%	478	$10,584,702.49
61-90 Days Delinquent	0.17%	63	$1,548,007.08
91-120 Days Delinquent	0.02%	9	$215,045.97
Over 120 Days Delinquent	0.03%	13	$289,836.17
Total Delinquent Receivables	1.38%	563	$12,637,591.71

Repossession Inventory:
Repossessed in the Current Collection Period		34	$883,169.28
Total Repossessed Inventory		47	$1,185,717.58

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.5454%
Preceding Collection Period			0.3677%
Current Collection Period			0.3967%
Three Month Average			0.4366%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.1216%
Preceding Collection Period			0.1593%
Current Collection Period			0.1880%
Three Month Average			0.1563%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2014

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer